Landfill Assets (Capitalized Interest) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Landfill Assets Disclosure [Abstract]
Capitalized Interest, Landfill Assets	$ 2,078,000	$ 1,989,000